Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedges, Tax	$ 8,000,000	$ 18,000,000	$ 14,000,000
Securities Available for Sale, Tax	1,000,000	1,000,000	4,000,000
Amortization of Pension and OPEB Deferred Costs, Tax	16,000,000	13,000,000	12,000,000
Pension and OPEB Funded Status, Tax	62,000,000	41,000,000	25,000,000
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	925,000	123,000	3,843,000
Amortization of Pension and OPEB Deferred Costs, Tax	1,937,000	1,674,000	2,247,000
Pension and OPEB Funded Status, Tax	12,563,000	7,215,000	4,888,000
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	(2,590,000)	(3,553,000)	652,000
Amortization of Pension and OPEB Deferred Costs, Tax	598,000	510,000	470,000
Pension and OPEB Funded Status, Tax	1,634,000	(906,000)	(685,000)
Ohio Power Co [Member]
Cash Flow Hedges, Tax	282,000	1,477,000	529,000
Amortization of Pension and OPEB Deferred Costs, Tax	6,979,000	5,894,000	5,128,000
Pension and OPEB Funded Status, Tax	10,533,000	13,876,000	10,901,000
Public Service Co of Oklahoma [Member]
Cash Flow Hedges, Tax	360,000	724,000	4,896,000
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	13,000	6,103,000	401,000
Amortization of Pension and OPEB Deferred Costs, Tax	358,000	275,000	505,000
Pension and OPEB Funded Status, Tax	$ 4,477,000	$ 1,885,000	$ 636,000